Segment Information - Summary of Geographical Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	₺ 35,920,542	₺ 29,103,738	₺ 25,137,135
Non-current assets	41,171,037	30,915,021
Turkey [member]
Disclosure of geographical areas [line items]
Revenue	32,269,797	26,648,183	23,229,046
Non-current assets	31,970,383	26,165,209
Ukraine [member]
Disclosure of geographical areas [line items]
Revenue	2,832,145	1,800,983	1,322,116
Non-current assets	6,566,537	3,390,246
Belarus [member]
Disclosure of geographical areas [line items]
Revenue	508,289	395,363	366,314
Non-current assets	493,213	264,864
Turkish Republic of Northern Cyprus [member]
Disclosure of geographical areas [line items]
Revenue	290,498	229,652	209,109
Non-current assets	268,760	244,710
Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	19,813	28,863	8,396
Germany [member]
Disclosure of geographical areas [line items]
Revenue		694	₺ 2,154
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Non-current assets	₺ 1,872,144	₺ 849,992